Long-term Investments (Details)		1 Months Ended		12 Months Ended
		Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Schedule Of Equity Method Investment [Roll Forward]
Capital increase	[1]					$ 35,612
Impairment loss				$ 0		0	[2]
Wecast Internet
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[3]			6,044
Capital increase		$ 149,750	¥ 1,000,000	0	[3]
Loss on investment	[3]			(1,935)
Impairment loss	[3]			0
Foreign currency translation adjustments	[3]			5
Ending balance	[3]			4,114		6,044
Hua Cheng
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[4]			353,498
Capital increase	[4]			0
Loss on investment	[4]			(46,070)
Impairment loss	[4]			0
Foreign currency translation adjustments	[4]			1,238
Ending balance	[4]			308,666		353,498
BDCG
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[5]			0
Capital increase	[5]			9,800,000
Loss on investment	[5]			0
Impairment loss	[5]			0
Foreign currency translation adjustments	[5]			0
Ending balance	[5]			9,800,000		0
DBOT
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[6]			0
Capital increase	[6]			6,976,346
Loss on investment	[6]			(132,620)
Impairment loss	[6]			0
Foreign currency translation adjustments	[6]			0
Ending balance	[6]			6,843,726		0
Shandong Media
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance				359,542
Capital increase				16,776,346
Loss on investment				(180,625)
Impairment loss				0
Foreign currency translation adjustments				1,243
Ending balance				$ 16,956,506		$ 359,542

[1]	The above consolidated statements of cash flows includes Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[3]	Wecast Internet Starting from October 2016, we have 50% interest in Wecast Internet Limited ("Wecast Internet") and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.
[4]	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.("Hua Cheng") As of the years ended December 31, 2018 and 2017, the Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.
[5]	BBD Digital Capital Group Ltd. ("BDCG") In 2018, we signed a joint venture agreement with two unrelated parties, to establish BDCG located in the United States for providing block chain services for financial or energy industries by utilizing AI and big data technology in the United States. On April 24, 2018, the Company acquired 20% equity ownership in BDCG from one noncontrolling party with cash consideration of a total consideration of $9.8 million which consists of $2 million in cash and $7.8 million paid in the form of the Company's capital stock (valued at $2.60 per share and equal to 3 million shares of the Company's common stock), increasing the Company's ownership to 60%. The remaining 40% of BDCG are held by Seasail ventures limited ("Seasail"). The accounting treatment of the joint venture is based on the equity method due to variable substantive participanting rights (in accordance with ASC 810-10-25-11) granted to Seasail. The new entity is currently in the process of ramping up its operations.
[6]	Delaware Board of Trade Holdings, Inc. ("DBOT") In August, 2017, the Company made a strategic investment of $250,000 in the Delaware Board of Trade Holdings, Inc. ("DBOT") to acquire 187,970 common shares. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT's platform, trading system and technology. The Company accounts for this investment using the cost method in 2017, as the Company owns less than 4% of the common shares and the Company has no significant influence over DBOT.